Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 26, 2020
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
14.  Quarterly Financial Data (Unaudited)

The following table contains selected unaudited quarterly financial data for fiscal years ended.

	2020				2019
	First	Second	Third	Fourth	First	Second	Third	Fourth

Net sales	$2,816	$2,975	$2,910	$3,008	$1,972	$1,950	$1,937	$3,019
Cost of goods sold	2,296	2,391	2,272	2,342	1,619	1,578	1,551	2,511
Gross profit	520	584	638	666	353	372	386	508

Net income	$47	$126	$191	$195	$88	$74	$13	$229

Net income per share:
Basic	$0.36	$0.95	$1.44	$1.47	$0.67	$0.57	$0.10	$1.74
Diluted	$0.35	$0.94	$1.42	$1.44	$0.66	$0.55	$0.10	$1.69

The fourth fiscal quarter for 2019 includes certain unusual, nonrecurring items related to the acquisition of RPC and divestiture of our SFL business. Refer to Note 2. Acquisitions and Dispositions for further information.